CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues	¥ 6,019,681	$ 922,556	¥ 6,845,580	¥ 5,387,577
Cost of revenues	(5,138,285)	(787,477)	(5,648,633)	(4,427,844)
Gross profit	881,396	135,079	1,196,947	959,733
Operating expenses:
Fulfillment expenses	(185,473)	(28,425)	(190,503)	(138,710)
Marketing expenses	(279,207)	(42,790)	(480,442)	(410,548)
Technology and content development expenses	(113,542)	(17,401)	(101,477)	(80,398)
General and administrative expenses	(267,841)	(41,048)	(208,052)	(110,802)
Total operating expenses	(846,063)	(129,664)	(980,474)	(740,458)
Income from operations	35,333	5,415	216,473	219,275
Other income (expenses):
Interest income	4,851	743	9,420	12,870
Interest expenses	(129,276)	(19,812)	(118,867)	(55,403)
Foreign currency exchange losses	(5,446)	(835)	(3,426)	(11,737)
Change in fair value of financial instruments	938	144	20,660	1,891
Others	12,786	1,960	68,837	29,378
Income/(loss) before income tax	(80,814)	(12,385)	193,097	196,274
Income tax expenses	(6,603)	(1,012)	(31,426)	(40,728)
Net income/(loss)	(87,417)	(13,397)	161,671	155,546
Less: Gain attributable to redeemable non-controlling interest	1,165	179	1,120	2,001
Less: Gain attributable to non-redeemable non-controlling interest	(16,718)	(2,562)	5,499	1,712
Net income/(loss) attributable to Secoo Holding Limited	(71,864)	(11,014)	155,052	151,833
Accretion to redeemable non-controlling interest redemption value	(500)	(77)	(629)
Net income/(loss) attributable to ordinary shareholders of Secoo Holding Limited	(72,364)	(11,091)	154,423	151,833
Comprehensive income
Net income/(loss)	(87,417)	(13,397)	161,671	155,546
Other comprehensive income(loss)
Foreign currency translation adjustments, net of nil income taxes	62,189	9,531	(19,955)	(1,041)
Total other comprehensive (loss)/income, net of income taxes	62,189	9,531	(19,955)	(1,041)
Comprehensive income/(loss)	(25,228)	(3,866)	141,716	154,505
Less: Comprehensive income attributable to redeemable non-controlling interest	186	29	1,121	2,005
Less: Comprehensive income attributable to non-redeemable non-controlling	(15,973)	(2,448)	5,671	1,736
Comprehensive income attributable to ordinary shareholders of Secoo Holding Limited	¥ (9,441)	$ (1,447)	¥ 134,924	¥ 150,764
Net income/(loss) per Class A and Class B ordinary share
-Basic | (per share)	¥ (2.36)	$ (0.36)	¥ 6.15	¥ 6.02
-Diluted | (per share)	¥ (2.36)	$ (0.36)	¥ 5.89	¥ 5.80
Weighted average number of Class A and Class B ordinary shares outstanding used in computing net income per share
-Basic	30,629,608	30,629,608	25,122,199	25,235,404
-Diluted	30,629,608	30,629,608	26,221,104	26,182,922
Merchandise sales
Net revenues:
Total revenues	¥ 5,790,248	$ 887,394	¥ 6,609,874	¥ 5,244,446
Marketplace and other services
Net revenues:
Total revenues	¥ 229,433	$ 35,162	¥ 235,706	¥ 143,131